Segment Information (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Tangible assets	$ 537,128	$ 520,811
Intangible assets	153,062	155,834
Goodwill	104,096	104,096	$ 104,096
Barge Business and Cabotage Business Segment [member]
Disclosure of operating segments [line items]
Tangible assets	334,329	335,729
Intangible assets	10,648	12,421
Port Terminal Business Segment [member]
Disclosure of operating segments [line items]
Tangible assets	200,932	203,282
Intangible assets	38,318	39,317
Goodwill	22,142	22,142	22,142
Barge Business Segment [member]
Disclosure of operating segments [line items]
Goodwill	40,868	40,868	40,868
Cabotage Business [member]
Disclosure of operating segments [line items]
Goodwill	$ 41,086	$ 41,086	$ 41,086